Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Summary of effect on the consolidated balance sheet as a result of adopting ASC 842
The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC Topic 842:

	As of December 31,	Adjustments due to adoption of ASC 842		As of January 1,
	2021			2022
	RMB	RMB		RMB
ASSETS
Prepayments and other current assets	247,411	(6,764)	(a)	240,647
Operating lease right-of-use assets	—	95,108	(b)	95,108

LIABILITIES
Operating lease liabilities, current	—	(42,094)	(c)	(42,094)
Operating lease liabilities, non-current	—	(46,250)	(c)	(46,250)
___________________________
(a)Represents prepaid rent reclassified to operating lease right-of-use assets.
(b)Represents operating lease right-of-use assets, which is made up of present value of operating lease payments, and the reclassification of prepaid rent from prepayments and other current assets.
(c)Represents the recognition of operating lease liabilities, current and non-current.

Summary of operating lease right-of-use assets and the amortization
The following table provides information on the components of the operating leases included in the consolidated balance sheets as of December 31, 2022 and 2023:
The operating lease right-of-use assets and the amortization were as follows:

	As of December 31,
	2022	2023
	RMB	RMB

Operating lease right-of-use assets	141,627	172,643
Less: accumulated amortization	(41,975)	(47,438)
Total	99,652	125,205

Summary of components of lease cost
The components of lease costs were as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB

Operating lease costs	47,163	47,828
Short-term lease costs	4,234	3,675
Total	51,397	51,503
The lease cost was allocated as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB
Selling, general and administrative expenses	20,359	28,272
Research and development expenses	31,038	23,231
Total	51,397	51,503

	As of December 31,
	2022	2023
Weighted average remaining lease term (years):
Operating leases	5.68	6.14

Weighted average discount rate:
Operating leases	6.70%	8.65%
Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	40,173	31,218

Right-of-use assets obtained in exchange for lease obligations
Operating leases	51,621	56,098

Schedule of future minimum lease payments
Future minimum lease payments as of December 31, 2023, including rental payments for lease renewal options the Group is reasonably certain to exercise were as follows:

As of December 31,
2023
RMB
2024	35,632
2025	34,332
2026	24,028
2027	18,396
2028	18,396
2029 and thereafter	58,616
Total lease payments	189,400
Less imputed interest	(46,672)

Present value of lease liabilities	142,728
Operating lease liabilities, current	35,123
Operating lease liabilities, non-current	107,605